Convertible Notes Payable and Advisory Fee Liabilities (Details Textual) - USD ($)															1 Months Ended													3 Months Ended	6 Months Ended		12 Months Ended
	Nov. 17, 2019	Nov. 01, 2019	Mar. 04, 2019	Mar. 02, 2019	Sep. 04, 2018	Jun. 12, 2018	Jun. 02, 2018	Mar. 07, 2018	Jan. 03, 2018	Nov. 09, 2017	Nov. 09, 2017	Oct. 05, 2017	Mar. 13, 2017	Sep. 13, 2016	Oct. 29, 2019	Mar. 04, 2019	Mar. 02, 2019	Nov. 02, 2018	Oct. 30, 2018	Sep. 18, 2018	Aug. 29, 2018	Jul. 20, 2018	Jan. 30, 2018	Jan. 09, 2018	Nov. 28, 2017	Nov. 15, 2017	Jun. 30, 2017	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 02, 2018	Oct. 02, 2018	Aug. 01, 2018	Jul. 13, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 20, 2017	Mar. 28, 2017	Sep. 30, 2016
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Interest rate																																18.00%
Embedded conversion option as stock settled debt																											$ 617,647
Increase in interest rate, percentage																											25.00%
Payment of interest																													$ 8,851
Payment of monthly principal and interest																						$ 6,500
Accrued liabilities, current																												$ 1,906,478	2,807,580		$ 1,906,478	$ 2,046,149
Amortization of debt discounts																													88,956	$ 68,217	95,257	773,741
Issued of stock, shares	194,520
Conversion of stock, amount																																18,163
Principal amount																												10,375	15,000		10,375	4,788,642
Payment of convertible debt																															$ 115,000	$ 640,000
Debt discount maturity term					6 months															6 months
Debt instrument interest rate, percentage																																									10.00%
Debt instrument fixed interest rate, percentage																					12.00%																				24.00%
Debt instrument conversion price, description			The Company issued a convertible promissory note to Redstart Holdings Corporation in the amount of $78,000. The note bears interest at 10%, matures on December 31, 2019, includes legal fees of $3,000 and is convertible at 35% discount to the average of the lowest two prices observed in the 15 days prior to the issuance of a conversion notice. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $42,000 with a charge to interest.													The Company issued a convertible promissory note to Redstart Holdings Corporation in the amount of $78,000. The note bears interest at 10%, matures on December 31, 2019, includes legal fees of $3,000 and is convertible at 35% discount to the average of the lowest two prices observed in the 15 days prior to the issuance of a conversion notice. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $42,000 with a charge to interest expense for the notes.
Debt conversion, description																															Unamortized debt discount was $2,069, at September 30, 2019, principal was $35,000, and accrued interest was $2,402.
Debt premium																												$ 180,618			$ 180,618
Debt conversion rate, description																					a) 70% of the share price on the date of the note; or b) 50% of the lowest bid price during the 30 trading days preceding the date of the notice of conversion. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value.
Securities Shares Issued																												1,273,261			1,273,261	101,624
Additional paid in capital																												$ 11,850,771	$ 12,049,787		$ 11,850,771	$ 10,473,871
Additional warrants																												1,198,270	9,981,923		1,198,270
Note Holder [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Payment of interest																																$ 7,841
Debt conversion, description																																The principal and accrued interest balance of $49,267 was assigned (under the original terms and conditions) to GHS Investments LLC ("GHS") on July 13, 2018 and all principal and interest was converted into common stock by GHS during the year ended September 30, 2018.
Converted principal amount																																$ 73,233
Debt discount																												$ 15,000			$ 15,000	15,000
Increased debt premium																																8,077
Note A [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																			$ 1,000,000									421,587			421,587
Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Accrued interest																													$ 779,672		460,095
Principal amount																			$ 4,788,642									5,326,285	$ 5,326,285		$ 5,326,285
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description								The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.																							The placement agent services fee amounted to $15,000 payable to Scottsdale Capital Advisors in the form of a convertible note. The note matures six months from the date of issuance and shall accrue interest at the rate of 10% per annum. The $15,000 note is convertible into shares of the Company's common stock at a discount of 30% of the low closing bid price for the twenty trading days prior to the conversion and is not subject to any registration rights. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $6,429 with a charge to interest expense.
Interest rate																										10.00%
Payment of monthly principal and interest																										$ 50,000
Issued of stock																										10,000,000
Accrued interest																															$ 2,789	1,281
Principal amount																							$ 1,000,000					155,000		$ 12,500	$ 155,000		$ 12,500	$ 12,500	$ 12,500	$ 12,500	$ 12,500	$ 12,500	$ 12,500	$ 12,500		$ 12,500
Debt premium																										$ 21,428
Debt instrument interest rate, percentage																										30.00%
Debt instrument conversion price, description		The terms of the monthly fee notes issued between December 1, 2018 through September 30, 2019, totaling $136,375, in principal such that the notes are no longer convertible into common stock. The principal balance of $136,375 was reclassified to notes and loans payable and the related put premiums totaling $136,375 were recognized as gains on debt extinguishment on the date of the amendment. (Refer to Note 16)					The Company entered into a consulting and services arrangement with Livingston Asset Management. The arrangement provided for financial management services including accounting and related periodic reporting among other advisory services. Under the agreement the Company issued to Livingston Asset Management convertible fee notes having principal of $12,500, interest of 10% per annum, maturity of six or seven months. The notes were convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note. The note principal was charged to professional fees for each corresponding service month. The consulting and services arrangement with Livingston Asset Management was amended on July 1, 2019. The amendment increased the monthly fee to be $20,000, with $17,000, as monthly convertible note and $3,000, of cash due on the first of each month.											The terms of the monthly fee notes issued between December 1, 2018 through September 30, 2019, totaling $136,375, in principal such that the notes are no longer convertible into common stock. The principal balance of $136,375 was reclassified to notes and loans payable and the related put premiums totaling $136,375 were recognized as gains on debt extinguishment on the date of the amendment.
Debt conversion, description								The note has not been converted and the principal balance is $15,000, at both March 31, 2020 and September 30, 2019, with $3,541, and $2,789, of accrued interest, respectively. As the note has matured it is technically in default. Under the terms of the note no default interest or penalties accrue.
Debt premium								$ 6,429																		$ 21,428
Settlement agreement, description																							The Company will issue free trading shares of its common stock under section 3(a)(10) of the Securities Act to Livingston in the amount of such judgment in a series of tranches so that Livingston will not own more than 9.99% of our outstanding shares per tranche. The parties reasonably estimate that the fair market value of the Settlement Shares to be received by Livingston is equal to approximately $1,666,667 which is based on a discount of 40%.
Crown Bridge Partners, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Investments received										$ 75,500
Debt default common stock par value, description										No shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock.							Principal amount of $35,000, including covered fees and original issue discount totaling $5,000. Under the conversion terms of the above note, the holder is entitled to a 35% discount plus an additional 10% discount based on the conversion rights of certain other note holders. Therefore a discount of 45% is assumed for any conversions of this note tranche. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,636 with a charge to interest expense.
Debt conversion, description											The principal amount of $105,000, has an original issue discount of $10,500 and issue costs of $19,000 both of which are recorded as debt discount along with the warrant relative fair value of $12,507 for the original 100, warrants and $31,529 for the penalty warrants to be amortized over the twelve month term of this tranche, bears interest of 10% (12% default rate) per annum, and has a maturity date of 12 months from the date of each tranche of payments under the Note with future tranches being at the discretion of Crown Bridge. The conversion rate for any conversion of unpaid principal and interest under the Notes is at a 35% discount to the lowest market price of the shares of the Company's common stock within a 20 day trading period prior to the date of conversion to which an additional 10% discount will be added if the conversion price of the Company's common stock is less than $50, per share and no shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock and the conversion shares contain piggy-back registration rights. The Note is subject to customary default provisions including an event of default if the bid price of the Company's common stock is less than its par value of $.0001 per share. The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made.													The Company received a payment of $84,000, net of $23,500 in fees and expenses which was recorded as a debt discount and amortized to interest expense over the Note term under the terms of a Securities Purchase Agreement dated November 20, 2017, with Labrys under which the Company issued to Labrys (i) a convertible note (the "Note") in the principal amount of $107,500 that bears interest of 10% per annum and (ii) 421 shares of the Company's common stock as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of December 26, 2017. Pursuant to ASC 260, as of January 9, 2018, the 421 contingent shares issued under the Financial Consulting Agreement are not considered outstanding and are not included in basic net loss per share or as potentially dilutive shares in calculating the diluted EPS. The Note has a maturity date of nine months or September 26, 2018, and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion. The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $10.00 per share or if the Company loses the "bid" price for its common stock ($0.10 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). In addition, if the Company issues any shares of its common stock at less than the conversion price, Labrys is entitled to full ratchet anti-dilution in such event. No shares of Drone USA common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). Initially, the Company must instruct its transfer agent to reserve 8,536 shares of its common stock. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.10 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $57,885 with a charge to interest expense. On February 7, 2018 the Company amended the terms to the Note whereby Labrys waives specified existing events of default on the Note and in return will no longer be required, under any circumstances, to return the commitment shares back to the Company's treasury. The Company was under default for failing to maintain a market capitalization of at least $5,000,000 on any trading day. The 421 commitment shares were considered issued in February 2018 at a price of $90.04 per share based on the then market close price for a total value of $37,911 which was recorded as interest and financing costs.	The Company received a payment of $84,000, net of issue costs of $23,500 which was recorded as a debt discount and is being amortized to interest expense over the Note term, under the terms of a Securities Purchase Agreement dated November 20, 2017, with Labrys Fund, LP ("Labrys") under which Drone USA issued to Labrys (i) a convertible note (the "Note") in the principal amount of $107,500 that bears interest of 10% (24% default rate) per annum and (ii) 336 shares of the Company's common stock as a commitment fee which were to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of November 20, 2017. Pursuant to ASC 260, as of December 31, 2017, the 336 contingent shares issued under the Financial Consulting Agreement are not considered outstanding and are not included in basic net loss per share or as potentially dilutive shares in calculating the diluted EPS. The Note has a maturity date of August 28, 2018 and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the date of conversion. The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $10.00 per share or if the Company loses the "bid" price for its common stock ($0.10 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). In addition, if the Company issues any shares of its common stock at less than the conversion price Labrys is entitled to full ratchet anti-dilution in such event. No shares of the Company's common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). Initially, the Company must instruct its transfer agent to reserve 6,198 shares of its common stock. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.10 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink) and a $15,000 penalty if not paid by the maturity date. The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. In November 2017, the Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $57,885 with a charge to interest expense. On February 7, 2018 the Company amended the terms to the Note whereby Labrys waiving certain existing events of default on the Note and in return will no longer be required, under any circumstances, to return the commitment shares back to the Company's treasury. The Company was under default for failing to maintain a market capitalization of at least $5,000,000 on any trading day. The 336 commitment shares were considered issued in February 2018 which was recorded as interest and financing costs at the then market close price of $89.98 per share for a value of $30,234.
Securities purchase agreement term, description										The conversion rate for any conversion of unpaid principal and interest under the Notes is at a 35% discount to the lowest market price of the shares of the Company's common stock within a 20 day trading period prior to the date of conversion to which an additional 10% discount will be added if the conversion price of the Company's common stock is less than $0.05 per share and no shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock and the conversion shares contain piggy-back registration rights.
Debt premium										$ 56,538	$ 56,538
Settlement Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Interest rate						12.00%			18.00%
Advisory fee									$ 2,050,000
Embedded conversion option as stock settled debt									3,500,000
Accrued interest									238,642
Principal amount									1,000,000																							270,320
Investments received									$ 5,788,642
Securities purchase agreement term, description									On the effective date of the Settlement Agreement, the amount due of $5,788,642 was split and apportioned into two separate replacement notes ("Replacement Note A" and Note B"). Replacement Note A had a principal amount of $1,000,000 and Replacement Note B had a principal balance of $4,788,642, both of which remained secured by the original security , pledge and guarantee agreements; and other applicable loan documents, and bear interest at 18% per annum. The default was not waived by this settlement agreement. The Company originally recorded a premium on stock settled debt of $617,647 on the $3,500,000, and subsequent to the settlement agreement recorded an additional premium on stock settled debt of $403,878 on the additional $2,288,642 for accrued interest and advisory fees payable that were capitalized as note principal. The interest rate was amended to 12% effective June 12, 2018.
Credit Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Maturity date, description									Notwithstanding anything contained in this Agreement to the contrary, all obligations owing by the Company and all other Credit Parties under the Credit Agreement, First Replacement Note B, and all other Loan Documents shall be paid in full by the Extended Maturity Date as follows: $52,500 per month from January 13, 2018 to December 13, 2018 and the remaining principal and accrued interest on January 13, 2019. Interest payments made since the amendment have totaled $323,440 and are therefore not in accord with that amendment.
Convertible Notes Payable [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description																													Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017, which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.		Note 1 bears interest at an annual rate of 7% with an original maturity date of June 11, 2017 which has been extended to June 11, 2022, at which time all unpaid principal and interest is due.
Convertible Notes Payable [Member] | Power Up Lending Group Ltd [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount												$ 100
Debt premium												53,846
Fees and expenses												21,500
Investments received												$ 78,500
Debt conversion, description												Power Up received a right of first refusal for the first nine months from the date of the Note to provide any debt or equity financing less than $150,000. The Note bears interest at 10% per annum and has a maturity date of July 15, 2018. The Note may be prepaid at a premium ranging from 112% to 137% depending on the length of time following the date of the Note. The Note is convertible after 180 days into shares of the Company's common stock at a discount of 35% of the average of the two lowest closing bid prices of Drone USA's common stock 15 days prior to the date of conversion and the maximum number of shares issued to Power Up may not exceed 4.99% of the issued and outstanding shares of the Company's common stock.
Additional paid in capital												$ 53,846
Convertible Notes Payable [Member] | Common Stock [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible note, description																													The Note is only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company's common stock during the 5 business days immediately prior to the conversion date.
Payment of interest																													$ 7,010,951		$ 6,693,064
Loans [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Advisory fee																												$ 850,000			$ 850,000	$ 850,000											$ 850,000			$ 850,000
Issued of stock, shares																												539	539		539,204	539
Issued of stock																																$ 850,000
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Maximum borrowing amount														$ 6,500,000
Convertible note, description														The Note bears interest at a rate of 18% per annum, required monthly payments of $52,500, which is interest only, starting on October 13, 2016 through February 13, 2017, and monthly payments, including interest and principal, of $298,341 starting on March 13, 2017 through maturity on March 13, 2018.					The Company's senior lender amended its credit facility which had been restructured in January 2018 when fees for advisory and other matters along with accrued but unpaid interest were capitalized and separated into two notes, Note A having $1,000,000 principal and Note B having $4,788,642 both having the same maturity terms, interest rates and conversion rights. Under the current amendment total amounts outstanding under the notes along with accrued interest of $537,643 has been capitalized with the principal amount due of $6,018,192, $5,326,285 for Note B and $691,907 for Note A. The restated note has the same conversion price discount and therefore continues to be stock settled debt under ASC 480, an additional $94,878 was charged to interest with a credit to debt premium. The restated note accrues interest on the principal balance at 12% per annum, includes amortization to the new maturity date of December 15, 2020.
Interest rate																			12.00%
Maturity date																			Dec. 15, 2020
Interest rate at period end														25.00%
Additional advisory fees														$ 850,000
Reserve shares of common stock														7,000.000
Payments of interest, line of credit facility														$ 52,500															$ 421,587
Advisory fee																																													$ 1,200,000
Payment of monthly principal and interest													$ 298,341																		$ 421,587
Issued of stock, shares															155,000
Accrued interest																			$ 537,643
Principal amount														$ 3,500,000	$ 5,700				6,018,192										29,300
Debt premium															$ 6,840														$ 281,054
Debt discount maturity term																															5 days
Debt conversion, description																													The Note is only convertible upon default or mutual agreement by both parties at a conversion rate of 85% of the lowest of the daily volume weighted average price of the Company's common stock during the 5 business days immediately prior to the conversion date.
Debt premium																												$ 281,054			$ 281,054
Securities Shares Issued																												1,374,885	1,374,885	1,273,261	1,374,885
Additional interest																												$ 270,320			$ 270,320
Debt discount																													$ 805
Senior Secured Credit Facility [Member] | Note A [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																			5,326,285
Senior Secured Credit Facility [Member] | Note B [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																			$ 691,907
First Tranche [Member] | Crown Bridge Partners, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Securities purchase agreement term, description											The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge Partners, LLC (“Crown Bridge”) under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100, shares of the Company’s common stock at an exercise price of $350, as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $350.
Additional warrants																																												200
Second Tranche [Member] | Crown Bridge Partners, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description				The Company received a second tranche advance under the Crown Bridge Partners, LLC, master note dated October 25, 2017, for principal amount of $35,000, including covered fees and original issue discount totaling $5,000. Under the conversion terms of the above note, the holder is entitled to a 35% discount plus an additional 10% discount based on the conversion rights of certain other note holders. Therefore a discount of 45% is assumed for any conversions of this note tranche. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,636 with a charge to interest expense. The original issue discount and fees charged were treated as debt discount and will be amortized to financing expenses over the term of the note. Following a conversion on October 29, 2019, for 155,000, shares of common stock the principal balance and debt premium balances were reduced by $5,700, and $6,840, respectively and the unamortized debt discount was $0, at March 31, 2020, principal was $29,300, and accrued interest was $4,401.